Annual Total Returns - Fidelity Advisor® Utilities Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Utilities Fund - Fidelity Advisor Utilities Fund-Class A	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	10.83%
Annual Return 2011	12.70%
Annual Return 2012	6.72%
Annual Return 2013	20.07%
Annual Return 2014	21.23%
Annual Return 2015	(10.97%)
Annual Return 2016	13.53%
Annual Return 2017	17.31%
Annual Return 2018	8.34%
Annual Return 2019	22.02%